NET LOSS PER SHARE (Details)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,512,459	17,403,989	21,512,459
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,439,188	4,827,638	6,439,188